The February 28,2023 Form N-CEN for JPMorgan Trust II is being amended to update item C.7.n for JPMorgan Liquid Assets Money Market Fund, JPMorgan Municipal Money Market Fund JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund;
item C.7.n.i for JPMorgan Core Bond Fund, JPMorgan Government Bond
Fun, JPMorgan High Yield Fund, JPMorgan Sustainable Municipal Income Fund; item C.7.n.v for JPMorgan High Yield Fund; and item C.7.n.vi for JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Municipal Money Market Fund, JPMorgan Short Duration Bond Fund, JPMorgan Sustainable Municipal Income Fund and JPMorgan Tax Free Bond Fund. There are no other changes to its prior filing.